UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
ARES CLO Funds, Series
2005-10A, Class B, 0.68%,
9/18/17 (a)(b)	USD	250	$ 205,000
Castle Garden Funding, Series
2005-1A, Class B1, 1.05%,
10/27/20 (a)(b)		495	363,330
Flagship CLO, Series 2006-1A,
Class B, 0.64%, 9/20/19 (a)(b)		500	392,500
Goldentree Loan Opportunities |||
Ltd., Series 2007-3X, Class B,
0.94%, 5/01/22 (b)		375	286,875
LCM LP, Series 8A, Class C, 3.29%,
1/14/21 (a)(b)		800	756,400
Total Asset-Backed Securities – 1.6%			2,004,105
Common Stocks		Shares
Capital Markets — 0.2%
E*Trade Financial Corp.		16,300	240,425
Hotels, Restaurants &
Leisure — 0.1%
BLB Worldwide Holdings, Inc. (c)		21,021	115,615
Software — 0.2%
HMH Holdings/EduMedia		54,846	274,232
Total Common Stocks – 0.5%			630,272
		Par
Corporate Bonds		(000)
Airlines — 0.5%
Air Canada, 9.25%, 8/01/15 (a) USD		250	261,250
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16		285	310,015
			571,265
Auto Components — 0.9%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		13	13,375

		Par
Corporate Bonds		(000)	Value
Auto Components (concluded)
Icahn Enterprises LP:
7.75%, 1/15/16	USD	375	$ 373,125
8.00%, 1/15/18		750	744,375
			1,130,875
Chemicals — 0.4%
CF Industries, Inc., 6.88%,
5/01/18		415	455,462
Commercial Banks — 1.1%
CIT Group, Inc.:
7.00%, 5/01/16		110	108,075
7.00%, 5/01/17		1,265	1,233,375
			1,341,450
Commercial Services &
Supplies — 0.5%
Clean Harbors, Inc., 7.63%,
8/15/16		360	379,800
The Geo Group, Inc., 7.75%,
10/15/17		250	265,000
			644,800
Consumer Finance — 0.4%
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		425	446,250
Containers & Packaging — 0.6%
Berry Plastics Corp., 8.25%,
11/15/15		700	728,000
Diversified Financial
Services — 0.5%
Ally Financial Inc., 2.50%,
12/01/14 (b)		700	626,524
FCE Bank Plc, 7.13%, 1/15/13	EUR	50	66,687
			693,211
Diversified Telecommunication
Services — 0.8%
ITC Deltacom, Inc., 10.50%,
4/01/16	USD	180	193,050
Qwest Corp., 8.38%, 5/01/16		640	768,000
			961,050
Food & Staples Retailing — 0.1%
Rite Aid Corp., 8.00%, 8/15/20 (a)		180	185,400

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	MSCI	Morgan Stanley Capital International
FKA	Formerly Known As	USD	US Dollar

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Food Products — 0.5%
B&G Foods, Inc., 7.63%, 1/15/18 USD	300	$ 310,875
Smithfield Foods, Inc., 10.00%,
7/15/14 (a)	330	372,900
		683,775
Health Care Providers &
Services — 0.3%
American Renal Holdings, 8.38%,
5/15/18 (a)	135	139,725
HCA, Inc., 7.25%, 9/15/20	220	230,725
		370,450
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (a)	850	990,250
Hotels, Restaurants &
Leisure — 0.2%
MGM Resorts International,
11.13%, 11/15/17	240	271,200
Household Durables — 0.7%
Beazer Homes USA, Inc., 12.00%,
10/15/17	715	818,675
Independent Power Producers &
Energy Traders — 2.7%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (a)	890	936,725
Energy Future Holdings Corp.,
10.00%, 1/15/20 (a)	400	409,262
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20	325	333,337
NRG Energy, Inc.:
7.25%, 2/01/14	1,030	1,050,600
7.38%, 2/01/16	670	673,350
		3,403,274
Media — 1.6%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	185	196,100
Series B, 9.25%, 12/15/17	740	789,950
DISH DBS Corp., 7.00%, 10/01/13	425	452,625
UPC Germany GmbH, 8.13%,
12/01/17 (a)	500	520,000
		1,958,675
Metals & Mining — 0.3%
FMG Resources August 2006
Pty Ltd., 7.00%, 11/01/15 (a)	385	389,813
Oil, Gas & Consumable
Fuels — 0.6%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)	140	149,100
OPTI Canada, Inc., 9.00%,
12/15/12 (a)	580	577,100
		726,200
Paper & Forest Products — 0.4%
NewPage Corp., 11.38%,
12/31/14	365	330,325

		Par
Corporate Bonds		(000)	Value
Paper & Forest Products
(concluded)
Verso Paper Holdings LLC,
11.50%, 7/01/14	USD	200	$ 217,000
			547,325
Wireless Telecommunication
Services — 1.5%
Cricket Communications, Inc.,
7.75%, 5/15/16		1,125	1,150,313
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		775	774,031
			1,924,344
Total Corporate Bonds – 15.4%			19,241,744
Floating Rate Loan Interests (b)
Aerospace & Defense — 2.1%
DynCorp International, Term Loan,
6.25%, 7/07/16		775	779,834
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked
Deposit, 0.19%, 3/26/14		37	31,691
Term Loan, 2.53% - 2.66%,
3/26/14		625	530,081
SI Organization, Inc., Term Loan B,
5.75%, 11/03/16		875	870,625
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		157	157,774
Tranche B Term Loan, 5.75%,
12/18/15		251	251,806
			2,621,811
Auto Components — 2.2%
Allison Transmission, Inc., Term
Loan, 3.01% - 3.05%, 8/07/14		1,106	1,067,691
Dana Holding Corp., Term
Advance, 4.51% - 4.70%,
1/30/15		369	369,575
Exide Global Holdings Netherlands
C.V., European Borrower, Term
Loan, 3.88%, 5/15/12	EUR	146	178,515
Global Autocare, Term Loan B,
6.00%, 11/02/16	USD	580	580,362
United Components, Inc., Term
Loan, 6.25%, 3/16/17		500	504,125
			2,700,268
Automobiles — 1.2%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.01%, 12/15/13		1,446	1,431,214
Tranche B-2 Term Loan,
3.05%, 12/15/13		24	23,342
			1,454,556
Biotechnology — 0.5%
Grifols SA, Term Loan B, 6.00%,
10/01/16		600	605,250

2 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Building Products — 2.7%
Armstrong World Industries, Inc.,
Term Loan B, 3.78%, 5/17/16	USD	400	$ 402,500
Goodman Global, Inc., Term
Loan B, 5.75%, 10/13/16		2,250	2,264,850
Momentive Performance Materials
(Blitz 06-103 GmbH),
Tranche B-2 Term Loan, 3.05%,
12/04/13	EUR	570	698,877
			3,366,227
Capital Markets — 1.0%
American Capital Ltd., Term
Loan B, 7.50%, 12/31/13	USD	322	322,875
Nuveen Investments, Inc., Term
Loan (First Lien), 3.29% - 3.53%,
11/13/14		998	929,990
			1,252,865
Chemicals — 6.1%
Arizona Chemical, Term Loan B,
7.50%, 11/18/16		500	502,812
CF Industries, Inc., Term Loan B-1,
4.50%, 4/05/15		237	237,570
Chemtura Corp., Exit Term Loan,
5.50%, 8/16/16		750	754,375
Gentek Holding, LLC, Term Loan B,
6.75%, 9/30/15		1,000	1,012,500
Huish Detergents, Inc., Tranche B
Term Loan, 2.01%, 4/26/14		232	221,673
Lyondell Chemical Co., Exit Term
Loan, 5.50%, 4/08/16		254	254,625
Matrix Acquisition Corp.
(MacDermid, Inc.), Tranche B
Term Loan, 2.26%, 4/12/14		483	457,222
PQ Corp. (FKA Niagara Acquisition,
Inc.), Term Loan (First Lien),
3.51% - 3.73%, 7/30/14		829	788,183
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		586	587,884
Solutia, Inc., Term Loan, 4.50%,
3/17/17		636	638,532
Styron Sarl, Term Loan, 7.50%,
6/17/16		815	824,871
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 12/24/15		1,375	1,380,734
			7,660,981
Commercial Banks — 1.3%
CIT Group, Inc., Tranche 3 Term
Loan, 6.25%, 1/20/12		1,555	1,578,779
Commercial Services &
Supplies — 6.1%
ARAMARK Corp.:
Letter of Credit - 1 Facility,
2.22%, 1/26/14		19	18,461
Letter of Credit - 2 Facility,
3.60%, 7/26/16		14	13,794
US Term Loan, 2.16%,
1/26/14		233	229,169
US Term Loan B, 3.54%,
7/26/16		211	209,745
AWAS Finance Luxembourg Sarl,
Term Loan B, 7.75%, 6/10/16		425	432,791

		Par
Floating Rate Loan Interests (b)		(000)	Value
Commercial Services & Supplies
(concluded)
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan, 3.01%,
10/21/13	USD	306	$ 303,173
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		397	398,985
Altegrity, Inc., Incremental Term
Loan, 7.75%, 2/21/15		748	749,995
Casella Waste Systems, Inc., Term
Loan B, 7.00%, 4/09/14		557	560,501
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		825	837,523
Diversey, Inc. (FKA Johnson
Diversey, Inc.), Tranche B Dollar
Term Loan, 5.50%, 11/24/15		470	472,610
International Lease Finance Corp.,
Term Loan 1, 6.75%, 3/17/15		600	607,714
Protection One, Inc., Term Loan,
6.00%, 6/04/16		737	732,904
Quad Graphics, Inc., Term Loan,
5.50%, 4/20/16		274	268,255
Synagro Technologies, Inc., Term
Loan (First Lien), 2.26%,
4/02/14		975	859,052
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.75%, 8/24/16		500	498,750
West Corp., Term Loan B,
4.50% - 4.52%, 7/15/16		400	399,212
			7,592,634
Communications
Equipment — 0.4%
Avaya, Inc., Term Loan B, 3.04%,
10/24/14		565	512,561
Construction & Engineering — 0.7%
Aquilex Holdings LLC, Term Loan,
5.50%, 4/01/16		100	98,629
Safway Services, LLC, First Out
Tranche Loan, 9.00%, 12/18/17		750	750,000
			848,629
Construction Materials — 0.3%
Fairmount Minerals Ltd., Term
Loan B, 6.25%, 8/05/16		425	430,490
Consumer Finance — 1.4%
AGFS Funding Co., Term Loan,
7.25%, 4/21/15		1,800	1,813,219
Containers & Packaging — 1.3%
Anchor Glass Container Corp.,
Term Loan (First Lien), 6.00%,
3/02/16		178	178,257
Berry Plastics Holding Corp., Term
Loan C, 2.38%, 4/03/15		518	486,219
Graham Packaging Co., LP, Term
Loan D, 6.00%, 9/16/16		1,000	1,008,125
			1,672,601

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Diversified Consumer
Services — 3.4%
Coinmach Laundry Corp., Delayed
Draw Term Loan, 3.35%,
11/14/14	USD	246	$ 214,229
Coinmach Service Corp., Term
Loan, 3.35%, 11/14/14		1,214	1,058,181
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14		1,980	1,968,863
ServiceMaster Co.:
Closing Date Term Loan,
2.76% - 2.80%, 7/24/14		930	879,007
Delayed Draw Term Loan,
2.76%, 7/24/14		93	87,536
			4,207,816
Diversified Financial
Services — 2.6%
MSCI, Inc., Term Loan, 4.75%,
6/01/16		796	798,737
Reynolds Group Holdings, Inc.:
Term Loan D, 6.50%, 5/01/16		400	402,667
US Term Loan, 6.75%,
5/05/16		1,579	1,591,287
Whitelabel IV SA:
Term Loan B1, 6.75%,
8/11/17	EUR	151	195,642
Term Loan B2, 6.75%,
8/11/17		249	323,762
			3,312,095
Diversified Telecommunication
Services — 2.2%
Hawaiian Telcom Communications,
Inc., Term Loan, 9.00%,
10/28/15	USD	380	381,926
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/15/15		823	830,393
Level 3 Communications,
Incremental Term Loan, 2.54%,
3/13/14		1,650	1,532,142
			2,744,461
Electric Utilities — 0.7%
New Development Holdings LLC,
Term Loan, 7.00%, 7/03/17		922	936,514
Electrical Equipment — 0.4%
Baldor Electric Co., Term Loan,
5.25%, 1/31/14		495	496,557
Electronic Equipment, Instruments
& Components — 2.0%
CDW LLC (FKA CDW Corp.), Term
Loan, 4.26%, 10/10/14		706	679,696
Flextronics International Ltd.:
Closing Date Loan A,
2.50% - 2.51%, 10/01/14		103	101,036
Closing Date Loan B, 2.50%,
10/01/12		561	554,758
L-1 Identity Solutions Operating
Co., Tranche B-1 Term Loan,
6.75%, 8/05/13		598	596,252

		Par
Floating Rate Loan Interests (b)		(000)	Value
Electronic Equipment, Instruments &
Components (concluded)
Matinvest 2 SAS/Butterfly Wendel US,
Inc. (Deutsche Connector):
Facility B-2, 3.54%, 6/22/14	USD	319	$ 287,881
Facility C-2, 4.04%, 6/22/15		268	241,771
			2,461,394
Energy Equipment &
Services — 0.7%
MEG Energy Corp., Tranche D Term
Loan, 6.00%, 4/03/16		844	845,200
Food & Staples Retailing — 2.3%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.56%, 7/09/15	GBP	500	695,579
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50%, 2/11/16	USD	493	492,954
Pilot Travel Centers LLC, Initial
Tranche B Term Loan, 5.25%,
6/30/16		861	870,232
Rite Aid Corp., Term Loan B,
3.26%, 7/09/14		220	216,842
U.S. Foodservice, Inc., Term
Loan B, 2.75% - 2.76%, 7/03/14		600	543,250
			2,818,857
Food Products — 4.6%
Advance Pierre Foods, Term Loan
(Second Lien):
7.50%, 9/29/16		960	951,200
11.25%, 9/29/17		500	503,750
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan,
8.50%, 10/14/14		56	55,592
Term Loan A, 8.50%,
10/14/14		482	481,836
Term Loan B, 8.50%,
10/14/14		586	586,021
Dole Food Co., Inc., Tranche B-1
Term Loan, 5.00% - 5.50%,
3/02/17		283	283,815
Green Mountain Coffee, Inc., Term
Loan B, 6.00%, 11/09/16		400	402,250
Michael Foods Group, Inc. (FKA
M-Foods Holdings, Inc.), Term
Loan B, 6.25%, 6/29/16		499	503,270
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		550	533,500
Pinnacle Foods Finance LLC:
Term Loan B, 2.76%, 4/02/14		135	131,435
Tranche D Term Loan, 6.00%,
4/02/14		637	644,396
Solvest Ltd. (Dole), Tranche C-1
Term Loan, 5.00% - 5.50%,,
3/02/17		702	704,601
			5,781,666
Health Care Equipment &
Supplies — 0.9%
Biomet, Inc., Dollar Term Loan,
3.26% - 3.29%, 3/25/15		201	198,867

4 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Equipment &
Supplies (concluded)
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC), Term
Loan, 3.26%, 5/20/14	USD	340	$ 332,714
Fresenius SE:
Tranche C-1 Dollar Term Loan,
4.50%, 9/10/14		418	420,007
Tranche C-2 Term Loan,
4.50%, 9/10/14		227	228,678
			1,180,266
Health Care Providers &
Services — 6.3%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.55%, 7/25/14		83	80,973
Term Loan Facility, 2.55%,
7/25/14		1,624	1,607,503
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		900	902,250
Gentiva Health Services, Inc., Term
Loan B, 6.75%, 8/12/16		295	296,967
HCA, Inc., Tranche A-1 Term Loan,
1.54%, 11/16/12		1,505	1,471,481
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%,
3/02/15		585	573,300
Tranche A Term Loan, 8.50%,
2/22/15		385	376,944
inVentiv Health, Inc. (FKA Ventive
Health, Inc.), Term Loan B,
6.50%, 7/31/16		1,267	1,273,335
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 6.00%,
6/03/16		524	524,342
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		811	813,458
			7,920,553
Health Care Technology — 1.3%
IMS Health, Inc., Tranche B Dollar
Term Loan, 5.25%, 2/26/16		957	965,689
MedAssets, Inc., Term Loan B,
5.25%, 11/15/16		600	602,625
			1,568,314
Hotels, Restaurants &
Leisure — 7.8%
Dunkin' Finance Corp., Term Loan
B, 5.75%, 11/09/17		1,100	1,110,116
Gateway Casinos & Entertainment,
Ltd., Term Loan B,
6.50% - 7.50%, 10/20/15	CAD	1,000	979,007
Harrah's Operating Co., Inc.:
Term Loan B-3, 3.29%,
1/28/15	USD	1,948	1,700,307
Term Loan B-4, 9.50%,
10/31/16		744	768,660
Penn National Gaming, Inc., Term
Loan B, 2.00% - 2.24%,
10/03/12		566	562,421

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants &
Leisure (concluded)
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16	USD	1,042	$ 1,047,734
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 6.00%, 6/30/16		822	825,890
Travelport LLC (FKA Travelport,
Inc.), Delayed Draw Term Loan,
2.79%, 8/23/13		219	212,108
Twin River, Senior Secured Term
Loan, 8.50%, 11/05/15		678	669,596
Universal City Development
Partners Ltd., Term Loan, 5.50%,
11/16/14		496	500,214
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
4.80%, 5/27/13		275	275,000
Term B Delayed Draw Project
Loan, 4.80%, 5/25/12		412	411,631
Term B Funded Project Loan,
4.80%, 5/27/13		718	717,851
			9,780,535
Household Durables — 0.6%
Visant Corp. (FKA Jostens), Term
Loan B, 7.00%, 12/20/16		700	705,688
IT Services — 5.1%
Ceridian Corp., US Term Loan,
3.26%, 11/09/14		796	749,079
EVERTEC, Inc., Term Loan B,
7.50%, 8/20/16		450	447,750
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.01%, 9/24/14		1,255	1,129,500
Initial Tranche B-2 Term Loan,
3.01%, 9/24/14		499	449,149
Initial Tranche B-3 Term Loan,
3.01%, 9/24/14		1,447	1,304,515
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75% - 6.76%, 2/28/14		1,034	1,035,659
TransUnion Corp., Term Loan B,
6.75%, 6/15/17		1,247	1,259,655
			6,375,307
Independent Power Producers &
Energy Traders — 1.1%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.01%, 4/02/13		204	198,849
Tranche B Term Loan, 4.01%,
4/02/13		16	15,884
Texas Competitive Electric
Holdings Co., LLC (TXU), Initial
Tranche B-3 Term Loan, 3
3.76% - 3.79%, 10/10/14		1,451	1,116,381
			1,331,114
Industrial Conglomerates — 2.5%
Sequa Corp., Term Loan,
3.54% - 3.55%, 12/03/14		1,888	1,790,589

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Industrial Conglomerates (concluded)
Tomkins Plc, Term Loan B, 6.75%,
9/16/16	USD	1,300	$ 1,314,220
			3,104,809
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14		191	191,287
Machinery — 0.7%
LN Acquisition Corp. (Lincoln Industrial):
Delayed Draw Term Loan (First
Lien), 3.51%, 7/11/14		245	240,449
Initial U.S. Term Loan (First
Lien), 3.51%, 7/11/14		637	623,972
			864,421
Marine — 0.2%
Horizon Lines, LLC:
Revolving Loan,
3.26% - 3.29%, 8/08/12		173	153,765
Term Loan, 3.54%, 8/08/12		141	134,507
			288,272
Media — 17.4%
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/09/16		746	740,964
Atlantic Broadband Finance, LLC,
Term Loan B, 5.00%, 11/12/15		475	476,781
Cengage Learning Acquisitions, Inc.
(Thomson Learning):
Term Loan, 2.54%, 7/03/14		1,500	1,382,438
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		376	376,950
Cequel Communications, LLC, New
Term Loan, 2.25%, 11/05/13		532	525,574
Charter Communications Operating,
LLC:
Term Loan B1, 7.25%, 3/06/14		395	410,021
Term Loan C, 3.54%, 9/06/16		1,839	1,798,924
Clarke American Corp., Term Loan B,
2.76% - 2.79%, 6/30/14		618	547,963
FoxCo Acquisition Sub, LLC, Term
Loan, 7.50%, 7/14/15		650	640,720
Getty Images, Inc., Term Loan B,
5.25%, 10/29/16		1,000	1,007,750
HMH Publishing Co., Ltd., Tranche A
Term Loan, 5.76%, 6/12/14		634	585,580
Hanley-Wood, LLC (FSC Acquisition),
Term Loan, 2.56% - 2.63%,
3/10/14		736	325,100
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		236	231,219
Tranche B-2-B Term Loan,
2.79%, 1/03/14		236	231,147
Tranche B-2-C Term Loan,
2.79%, 1/03/14		236	231,147
Interactive Data Corp., Term Loan,
6.75%, 1/29/17		698	707,554
Knology, Inc., Term Loan B, 5.50%,
9/27/16		550	551,547
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.02%, 6/28/15 EUR		510	532,850

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Facility C1, 3.77%, 6/30/16	USD	510	$ 532,850
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC):
Tranche D Term Loan, 5.50%,
3/31/17		199	197,501
Tranche E Term Loan, 4.50%,
10/23/17		499	487,528
Newsday, LLC:
Fixed Rate Term Loan,
10.50%, 8/01/13		800	848,000
Floating Rate Term Loan,
6.54%, 8/01/13		500	504,375
Nielsen Finance LLC:
Class A Dollar Term Loan,
2.25%, 8/09/13		26	25,242
Class B Dollar Term Loan,
4.00%, 5/01/16		1,150	1,138,345
Sinclair Television Group, Inc., New
Tranche B Term Loan, 5.50%,
10/29/15		409	414,205
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16 EUR		1,100	1,418,924
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.68%, 6/01/12	USD	598	578,224
TWCC Holdings Corp.,
Replacement Term Loans,
5.00%, 9/14/15		1,013	1,017,873
UPC Financing Partnership,
Facility U, 4.51%, 12/31/17	EUR	800	971,911
Univision Communications, Inc.,
Exit Term Loan, 4.85%, 3/31/17USD		635	591,426
Virgin Media Investment Holdings
Ltd., Facility B, 4.78%,
12/31/15	GBP	750	1,153,675
Yell Group Plc/Yell Finance (UK)
Ltd., Facility A3, 2.76%,
8/09/11	USD	633	613,828
			21,798,136
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc.
(FKA NE Energy, Inc.):
Synthetic Letter of Credit,
0.16%, 11/01/13		4	3,835
Term B Advance (First Lien),
2.81%, 11/01/13		217	208,650
			212,485
Multiline Retail — 2.4%
Dollar General Corp., Tranche B-2
Term Loan, 3.01%, 7/07/14		316	313,858
Hema Holding BV, Facility D,
5.85%, 1/01/17	EUR	1,800	2,243,020
The Neiman Marcus Group, Inc.,
Term Loan B, 4.29%, 4/06/16	USD	521	510,248
			3,067,126
Oil, Gas & Consumable
Fuels — 1.1%
Big West Oil, LLC, Term Loan,
12.00%, 7/23/15		257	262,116

6 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Oil, Gas & Consumable
Fuels (concluded)
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/30/15	USD	1,139	$ 1,161,780
			1,423,896
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Term Loan B,
2.29%, 12/23/12		549	548,175
Personal Products — 0.6%
NBTY, Inc., Term Loan B, 6.25%,
9/20/17		800	808,994
Pharmaceuticals — 0.8%
Warner Chilcott Co., LLC, Term
Loan A, 6.00%, 10/30/14		447	446,257
Warner Chilcott Corp.:
Additional Term Loan, 6.25%,
4/30/15		197	198,476
Term Loan B-1, 6.25%,
4/30/15		149	150,096
Term Loan B-2, 6.25%,
4/30/15		247	248,239
Term Loan B-3, 6.50%,
2/20/16		13	13,050
Term Loan B-4, 6.50%,
2/20/16		7	7,123
			1,063,241
Professional Services — 1.4%
Booz Allen Hamilton, Inc.,
Tranche B Term Loan, 7.50%,
7/31/15		980	984,200
Fifth Third Processing Solutions,
LLC, Term Loan B, 5.50%,
10/21/16		800	802,600
			1,786,800
Real Estate Investment Trusts
(REITs) — 0.1%
iStar Financial, Inc., Term Loan
(Second Lien), 1.75%, 6/28/11		100	95,694
Real Estate Management &
Development — 1.9%
Realogy Corp.:
Delayed Draw Term Loan B,
3.26%, 10/10/13		1,142	1,048,555
Initial Term Loan B, 3.29%,
10/10/13		719	660,081
Synthetic Letter of Credit,
0.11%, 10/10/13		98	89,975
Term Loan (Second Lien),
13.50%, 10/15/17		500	541,875
			2,340,486
Semiconductors & Semiconductor
Equipment — 0.6%
Freescale Semiconductor, Inc.,
Extended Maturity Term Loan,
4.51%, 12/01/16		299	281,093
Microsemi Corp., Term Loan B,
5.00%, 10/25/17		500	504,166
			785,259

		Par
Floating Rate Loan Interests (b)		(000)	Value
Software — 0.7%
Telcordia Technologies, Inc., Term
Loan, 6.75%, 4/30/16	USD	597	$ 600,172
Vertafore, Inc., Term Loan B,
6.75%, 7/28/16		304	304,770
			904,942
Specialty Retail — 3.0%
Burlington Coat Factory
Warehouse Corp., Term Loan,
2.51% - 2.53%, 5/28/13		190	184,490
Gymboree Corp., Term Loan B,
5.50%, 11/09/17		600	602,357
Matalan Finance Plc, Term Facility,
5.57%, 3/24/16	GBP	288	446,738
Michaels Stores, Inc.:
Term Loan B-1,
2.56% - 2.69%, 10/31/13	USD	386	372,142
Term Loan B-2,
4.81% - 4.94%, 7/31/16		249	246,873
Petco Animal Supplies, Inc., Term
Loan B, 6.00%, 8/18/17		1,000	1,001,750
Toys 'R' US, Inc., Term Loan B,
6.00%, 8/17/16		868	872,939
			3,727,289
Textiles, Apparel & Luxury
Goods — 0.5%
Philips Van Huesen Corp., US
Tranche B Term Loan, 4.75%,
5/06/16		590	596,712
Wireless Telecommunication
Services — 2.5%
Cavtel Holdings, LLC, Term Loan,
11.50%, 12/31/12		212	212,797
Digicel International Finance Ltd.,
US Term Loan (Non-Rollover),
2.81%, 3/30/12		1,454	1,410,247
MetroPCS Wireless, Inc.,
Tranche B-2 Term Loan, 3.81%,
11/03/16		775	773,389
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 7/30/15		750	761,250
			3,157,683
Total Floating Rate Loan Interests –
106.5%			133,342,915
		Beneficial
		Interest
Other Interests (d)		(000)
Auto Components — 1.1%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests		—(e)	1,455,830
Total Other Interests – 1.1%			1,455,830

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Value
Total Long-Term Investments
(Cost – $153,364,477) – 125.1%	$ 156,674,866
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.18%, 12/31/99 (f)(g)	2,161,459	2,161,459
Total Short-Term Securities
(Cost – $2,161,459) – 1.7%		2,161,459
Total Investments
(Cost – $155,525,936*) – 126.8%		158,836,325
Liabilities in Excess of Other Assets – (26.8)%		(33,587,863)
Net Assets – 100.0%	$ 125,248,462

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 155,525,386
Gross unrealized appreciation	$ 5,081,713
Gross unrealized depreciation	(1,770,774)
Net unrealized depreciation	$ 3,310,939

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e) Amount is less than $1,000.
(f) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010Y	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,172,197	989,262	2,161,459	$ 1,186
(g) Represents the current yield as of report date.

• Foreign currency exchange contracts as of November 30, 2010 were as follows:

				Unrealized
Currency	Currency	Counter- Settlement		Appreciation
Purchased	Sold	party	Date	(Depreciation)
USD 2,122,150 GBP	1,336,000	Citibank
		NA	1/19/11	$ 44,776
EUR 242,000 USD	325,606	Citibank
		NA	1/28/11	(11,547)
USD 529,585 EUR	391,000	Citibank
		NA	1/28/11	22,160
USD 8,762,003 EUR	6,399,500	Deutsche
		Bank AG	1/28/11	456,968
Total				$ 512,357

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

8 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

BlackRock Defined Opportunity Credit Trust (BHL)
Schedule of Investments (concluded)

The following tables summarize the inputs used as of August 31, 2010 in determining the fair valuation of the
Trust's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	-	-	$ 2,004,105	$ 2,004,105
Common Stocks	$ 240,425	$ 115,615	274,232	630,272
Corporate Bonds	-	19,228,369	13,375	19,241,744
Floating Rate Loan Interests	-	109,276,554	24,066,361	133,342,915
Other Interests	-	1,455,830	-	1,455,830
Short-Term Securities	2,161,459	-	-	2,161,459
Unfunded Loan Commitments…	-	-	17,758	17,758
Liabilities:
Unfunded Loan Commitments…	-	-	(14,039)	(14,039)
Total	$ 2,401,884	$ 130,076,368	$ 26,361,792	$ 158,840,044

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	---	$ 523,904	---	$ 523,904
Liabilities:
Foreign currency
exchange
contracts	---	(11,547)	---	(11,547)
Total	---	$ 512,357	---	$ 512,357

1 Derivative financial instruments are, foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

					Unfunded
	Asset-Backed		Floating Rate Loan		Loan
	Securities	Common Stocks	Corporate Bonds	Interests	Commitments	Total
Assets/Liabilities:
Balance as of August 31, 2010		$ 270,181	$ 12,664	$ 20,437,083	$ (46,743)	$ 20,673,185
Accrued discounts/ premium	—	—	26	131,956	—	131,982
Net realized gain (loss)	—	—	—	235,706	—	235,706
Net change in unrealized
appreciation/ depreciation[2]	—	104,931	685	40,136	50,462	196,214
Purchases	—	—	—	82,999	—	82,999
Sales	—	(100,880)	—	(6,654,357)	—	(6,755,237)
Transfers in3	$ 2,004,105	—	—	12,035,858	—	14,039,963
Transfers out[3]	—	—	—	(2,243,020)	—	(2,243,020)
Balance, as of November 30, 2010	$ 2,004,105	$ 274,232	$ 13,375	$ 24,066,361	$ 3,719	$ 26,361,792

2 The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $(76,708).
3 The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 26, 2011